Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of period at Nov. 01, 2018			$ 21,221	$ 5,000	$ (144)	$ (7)	$ 193	$ 46,145					$ 8,826	$ (2,487)	$ 245	$ 55		$ 993
Net premium (discount) on sale of treasury shares							(25)
Net income attributable to non-controlling interests in subsidiaries	$ 18																	18
Purchase of shares					(7,528)	(111)
Other comprehensive income (loss)	120	[1]													122
Other comprehensive income (loss)																(41)
Issue of shares				800
Other comprehensive income (loss)	2	[1]										$ 2
Other comprehensive income (loss)	71	[1]											71
Other comprehensive income (loss)	3,191	[1]												3,191
Impact on adoption of IFRS 15, Revenue from Contracts with Customers (IFRS 15)								(41)
Issuance of stock options, net of options exercised			97				(6)
Redemption of non-controlling interests in subsidiaries																		(1,000)
Sale of shares					7,628	114
Allowance for credit losses	(2)	[1]													(2)
Reclassification of loss (gain) to retained earnings																(49)
Net income attributable to shareholders								8,812
Shares issued as a result of dividend reinvestment plan (Note 14)			289
Dividends									$ (3,924)	$ (184)
Shares issued in connection with acquisitions (Note 14)			366
Share issue expenses and other								(9)
Purchase of shares for cancellation and other			(251)
Other							(5)											$ (11)
Net premium on repurchase of common shares, redemption of preferred shares, and other								(1,342)
Actuarial gains (losses) on employee benefit plans	(688)	[1]						(688)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								49
Balance at end of period at Jul. 31, 2019	86,382		21,722	5,800	(44)	(4)	157	48,818			$ 9,933	2	8,897	704	365	(35)	$ 86,382
Balance at beginning of period at May. 01, 2019			21,718	5,350	(49)	(6)	162	47,980				(12)	9,734	(303)	353	(29)
Net premium (discount) on sale of treasury shares							1
Purchase of shares					(2,330)	(42)
Other comprehensive income (loss)	12	[1]													12
Other comprehensive income (loss)																(6)
Issue of shares				450
Other comprehensive income (loss)	14	[1]										14
Other comprehensive income (loss)	(837)	[1]											(837)
Other comprehensive income (loss)	1,007	[1]												1,007
Issuance of stock options, net of options exercised			45				(4)
Sale of shares					2,335	44
Net income attributable to shareholders								3,248
Shares issued as a result of dividend reinvestment plan (Note 14)			92
Dividends									(1,347)	(62)
Share issue expenses and other								(5)
Purchase of shares for cancellation and other			(133)
Other							(2)
Net premium on repurchase of common shares, redemption of preferred shares, and other								(732)
Actuarial gains (losses) on employee benefit plans	(264)	[1]						(264)
Balance at end of period at Jul. 31, 2019	86,382		21,722	5,800	(44)	(4)	157	48,818			9,933	2	8,897	704	365	(35)	86,382
Balance at beginning of period at Oct. 31, 2019	87,701		21,713	5,800	(41)	(6)	157	49,497				14	8,793	1,491	323	(40)
Impact on adoption of IFRS 16, Leases (IFRS 16) (Note 2)								(553)
Net premium (discount) on sale of treasury shares							(31)
Purchase of shares					(6,787)	(98)
Other comprehensive income (loss)	243	[1]													242
Other comprehensive income (loss)																(194)
Other comprehensive income (loss)	(69)	[1]										(69)
Other comprehensive income (loss)	865	[1]											865
Other comprehensive income (loss)	2,877	[1]												2,877
Issuance of stock options, net of options exercised			65
Sale of shares					6,769	99
Allowance for credit losses	1	[1]													1
Reclassification of loss (gain) to retained earnings																4
Net income attributable to shareholders								6,752
Shares issued as a result of dividend reinvestment plan (Note 14)			726
Dividends									(4,183)	(203)
Purchase of shares for cancellation and other			(143)
Other							2
Net premium on repurchase of common shares, redemption of preferred shares, and other								(704)
Actuarial gains (losses) on employee benefit plans	(668)	[1]						(668)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								(4)
Balance at end of period at Jul. 31, 2020	92,466		22,361	5,800	(59)	(5)	128	49,934			14,307	(55)	9,658	4,368	566	(230)	92,466
Balance at beginning of period at Apr. 30, 2020			21,766	5,800	(25)	(3)	124	49,702				(35)	11,906	4,231	114	(246)
Net premium (discount) on sale of treasury shares							6
Purchase of shares					(2,152)	(29)
Other comprehensive income (loss)	452	[1]													457
Other comprehensive income (loss)																16
Other comprehensive income (loss)	(20)	[1]										(20)
Other comprehensive income (loss)	(2,248)	[1]											(2,248)
Other comprehensive income (loss)	137	[1]												137
Issuance of stock options, net of options exercised			12
Sale of shares					2,118	27
Allowance for credit losses	(5)	[1]													(5)
Net income attributable to shareholders								2,248
Shares issued as a result of dividend reinvestment plan (Note 14)			583
Dividends									$ (1,423)	$ (68)
Other							(2)
Actuarial gains (losses) on employee benefit plans	(525)	[1]						(525)
Balance at end of period at Jul. 31, 2020	$ 92,466		$ 22,361	$ 5,800	$ (59)	$ (5)	$ 128	$ 49,934			$ 14,307	$ (55)	$ 9,658	$ 4,368	$ 566	$ (230)	$ 92,466

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.